Note 2 - Liquidity and Going Concern Assessment (Details Textual) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands						1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 05, 2024 DKK (kr) shares	Feb. 01, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Dec. 18, 2023 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Jul. 31, 2023 USD ($)	Oct. 03, 2022 USD ($)	Jul. 07, 2022 shares
Statement Line Items [Line Items]
Issue of equity | $								$ 5,973	$ 14,182
The 2023 SPA investors [member]
Statement Line Items [Line Items]
Proceeds from issuing shares and warrants | $				$ 5,300
Potential proceeds from issuing shares and warrants in the event of cash exercise | $				$ 6,800
Ordinary shares [member]
Statement Line Items [Line Items]
Issue of equity | kr	kr 3,125	kr 4,450	kr 2,634
Increase (decrease) in number of shares outstanding (in shares)	3,125,000	4,450,000	2,633,550
Ordinary shares [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)				9,726,898
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)										kr 4.799	$ 0.707
Class of warrants exercise price of warrants per ADS (in dollars per share) | (per share)										kr 47.99	$ 7.07
The 2023 SPA investor warrants [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)				9,726,898
Class of warrants, offering price per warrant (in dollars per share) | $ / shares				$ 0.54
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares				$ 0.71
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per ADS (in dollars per share) | (per share)												kr 27.52	$ 4
Lincoln Park agreement [member]
Statement Line Items [Line Items]
Purchase agreement, maximum aggregate amount | $					$ 40,000
Issue of equity | $					$ 1,200
Number of shares authorised (in shares)																4,649,250
Lincoln Park agreement [member] | Commitment shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)																428,572
Lincoln Park agreement [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)																4,220,678
At the market agreement [member]
Statement Line Items [Line Items]
Purchase agreement, maximum aggregate amount | $															$ 14,400
Purchase agreement, commission percentage															3.00%
Global Growth Holding Limited [member]
Statement Line Items [Line Items]
Purchase agreement, maximum aggregate amount | $														$ 20,000
Purchase agreement, maximum required single purchase amount | $														700
Purchase agreement, commitment fee | $														$ 1,100
February 2024 offering [member]
Statement Line Items [Line Items]
Proceeds from issuing shares and warrants | $							$ 8,400
February 2024 offering [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)						7,575,000	7,575,000
February 2024 offering [member] | American depository share [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)						757,500	757,500
February 2024 offering [member] | The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)						7,575,000	7,575,000
Class of warrants, offering price per warrant (in dollars per share) | $ / shares						$ 4	$ 4
Class of warrants exercisable for ADS (in shares)						757,500	757,500
Class of warrants exercise price of warrants per ADS (in dollars per share) | $ / shares						$ 27.52	$ 27.52
Class of prefunded warrants exercisable for ADS (in shares)						2,992,500	2,992,500
Class of prefunded warrants exercisable for shares (in shares)						29,925,000	29,925,000
Class of prefunded warrants, offering price per warrant (in dollars per share) | $ / shares						$ 4	$ 4
Class of prefunded warrant, exercise price of warrants per ADS (in dollars per share) | $ / shares						$ 1.4537	$ 1.4537
Class of prefunded warrants to purchase ADS, exercises (in shares)									599,500
Proceeds from issuance of prefunded warrants | $									$ 900